Debt and Warrants - Debt (Details)															1 Months Ended								2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 01, 2018 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 08, 2016 $ / shares shares	Apr. 21, 2016 USD ($)	Aug. 18, 2015 USD ($)	Aug. 15, 2015 USD ($)	Jun. 02, 2015 shares	Dec. 23, 2014 USD ($) item $ / shares shares	Dec. 03, 2014 USD ($) $ / shares	Oct. 30, 2014 USD ($) item shares	Jul. 16, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 02, 2014 USD ($) item $ / shares	Nov. 30, 2016 $ / shares	Aug. 31, 2015 USD ($)	May 31, 2015 USD ($) shares	Apr. 30, 2015 $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Feb. 28, 2015 USD ($) item $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Feb. 28, 2014 USD ($)	Sep. 30, 2013 USD ($) item shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Jan. 31, 2017 USD ($)	Sep. 30, 2016 $ / shares	Jul. 31, 2016 USD ($)	Mar. 01, 2016	Jan. 31, 2016 $ / shares shares	Dec. 22, 2015 USD ($)	Jun. 30, 2015 $ / shares
Debt and Warrants
Gross aggregate proceeds																										$ 1,250,000
Interest rate (as a percent)																													12.00%
Number of shares issued for notes converted | shares																	178,571
Interest expense																									$ 985,549	3,317,287
Amortization of debt discount																										$ 521,291
Number of warrants issued to purchase shares of common stock (in shares) | shares		67,655																							67,655	26,785
Exercise price (in dollars per share) | $ / shares			$ 0.01
Loss on extinguishment of debt																									$ 108,000
Notes payable														$ 300,000
Interest payable on long-term debt		$ 33,929																							$ 33,929	$ 15,880
Exercise price as a percentage of initial public offering price										80.00%
Term		5 years 4 months 28 days	5 years 8 months 19 days												5 years 6 months
Fair value of warrants																					$ 114,300
Strike price (in dollars per share) | $ / shares		$ 0.716	$ 0.91												$ 0.69										$ 0.716
Volatility (as a percent)		73.62%	70.35%												71.92%
Dividend yield (as a percent)		0.00%	0.00%												0.00%
Risk-free interest rate (as a percent)		2.00%	1.45%												1.87%
Interest Paid																									$ 478,665	173,250
Stand-by line of credit					$ 8.0
Initial loan commitment					6.0
Proceeds required to be maintained in cash					$ 4,500,000																					3,000,000						$ 3,000,000
Repayment of loan from restricted cash																									2,500,000
Short-term debt
Notes payable														$ 300,000
Net debt obligation		$ 150,000																							150,000	150,000
Nominal interest																										100,000
Amortization of debt discount																										521,291
Repayment premium																										201,600
Debt issuance costs																										86,667
Total																										909,558
Interest payable on convertible notes payable		123,982																							123,982	127,149
Long-term debt
Debt and unpaid accrued end-of-term payment																													$ 150,000
Current portion of long-term debt		1,919,675																							1,919,675	1,707,899
Long-term debt, net of discount		1,817,526																							1,817,526	4,095,028
Nominal interest																										100,000
Amortization of debt discount																										521,291
Debt Issuance Cost																										86,667
Total																										909,558
Investor [Member]
Debt and Warrants
Interest expense																									17,753	15,880
Interest payable on long-term debt		17,753																							17,753	17,753
Transfer Agreement | Manufacturer
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares												16,666	16,666
Exercise price (in dollars per share) | $ / shares																			$ 6.30
Exercise price as a percentage of initial public offering price												90.00%	90.00%
Warrants | Transfer Agreement | Manufacturer
Debt and Warrants
Exercise price (in dollars per share) | $ / shares																			$ 6.30
Term													5 years
Warrants | Common Stock | Transfer Agreement | Manufacturer
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares												16,666	16,666
Exercise price (in dollars per share) | $ / shares												$ 4.35	$ 4.35
Exercise price as a percentage of initial public offering price												90.00%	90.00%
Term												5 years
Fair value of warrants												$ 37,840	$ 37,840
Strike price (in dollars per share) | $ / shares												$ 4.83	$ 4.83
Volatility (as a percent)													49.00%
Dividend yield (as a percent)													0.00%
Risk-free interest rate (as a percent)													1.64%
Standby bridge financing agreement
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares										178,569
Exercise price (in dollars per share) | $ / shares									$ 5.23
Term									5 years
Fair value of warrants									$ 505,348
Strike price (in dollars per share) | $ / shares									$ 5.01
Volatility (as a percent)									63.00%
Dividend yield (as a percent)									0.00%
Risk-free interest rate (as a percent)									1.61%
Unamortized note discount										$ 605,348
Number of lenders | item										2
Aggregate principal amount of bridge financing									$ 1,000,000
Interest Paid																	$ 1,321,600
Value to be divided by IPO exercise price to determine number of warrants granted																			$ 1,000,000
Short-term debt
Unamortized note discount										$ (605,348)
Long-term debt
Unamortized note discount										$ (605,348)
Standby bridge financing agreement | IPO
Debt and Warrants
Exercise price (in dollars per share) | $ / shares																			$ 5.60
Standby bridge financing agreement | Interest Expense.
Debt and Warrants
Amortization of debt discount																									521,291
Term										6 months
Unamortized note discount										$ 100,000
Additional financing costs		86,667								104,000															86,667
Short-term debt
Unamortized note discount										(100,000)
Amortization of debt discount																									521,291
Debt issuance costs										104,000
Long-term debt
Unamortized note discount										(100,000)
Amortization of debt discount																									521,291
Debt Issuance Cost										$ 104,000
Convertible promissory notes
Debt and Warrants
Interest expense																									18,049	15,880
Notes payable		18,049																							18,049	70,619
Unamortized note discount																										(1,925,326)
Short-term debt
Notes payable		18,049																							18,049	70,619
Unamortized note discount																										1,925,326
Net debt obligation		18,049																							18,049	1,995,945
Nominal interest																									94,048	75,999
Long-term debt
Debt and unpaid accrued end-of-term payment		150,000																							150,000	150,000
Unamortized note discount																										1,925,326
Nominal interest																									94,048	75,999
Convertible promissory notes
Debt and Warrants
Number of convertible promissory notes issued | item																				2				4
Gross aggregate proceeds																								$ 525,000
Interest rate (as a percent)																								8.00%
Number of business days after the date of consummation of the initial closing of a first equity round of financing, when the debt instrument is due																								10 days
Pre-money valuation threshold amount																								$ 3,000,000
Number of shares issued for notes converted | shares																						207,664
Amortization of debt discount																						$ 4,071	$ 1,443
Number of warrants issued to purchase shares of common stock (in shares) | shares																				22,320
Exercise price (in dollars per share) | $ / shares																				$ 5.60
Notes payable																				$ 250,000
Principal and interest paid on debt																	103,912
Retirement of convertible promissory notes																	$ 100,000
Short-term debt
Notes payable																				$ 250,000
Amortization of debt discount																						4,071	1,443
Long-term debt
Amortization of debt discount																						$ 4,071	$ 1,443
Convertible promissory notes | Interest Expense.
Debt and Warrants
Interest expense																									0	250,000
Amortization of debt discount																									1,000,000
Short-term debt
Amortization of debt discount																									1,000,000
Long-term debt
Amortization of debt discount																									1,000,000
Convertible promissory notes | Investor [Member]
Debt and Warrants
Interest rate (as a percent)																		12.00%
Number of warrants issued to purchase shares of common stock (in shares) | shares																		89,285
Exercise price (in dollars per share) | $ / shares																		$ 5.60
Notes payable																			$ 1,000,000
Investment Warrants Expiration Date																		Dec. 31, 2017
Short-term debt
Notes payable																			$ 1,000,000
Convertible promissory notes | Warrants | Common Stock
Debt and Warrants
Exercise price as a percentage of purchase price paid by equity investors when pre-money valuation threshold amount is achieved																								75.00%
Number of warrants issued to purchase shares of common stock (in shares) | shares																								207,664
Exercise price (in dollars per share) | $ / shares																												$ 2.53
Warrant term																								5 years
Convertible promissory notes issued June 2, 2014
Debt and Warrants
Interest rate (as a percent)														3.00%
Number of shares issued for notes converted | shares							53,571
Interest expense																										3,237
Exercise price (in dollars per share) | $ / shares														$ 5.60
Interest payable on long-term debt																										8,507
Number of accredited investors | item														2
Aggregate principal amount issued to board member to which Series A preferred stock was sold														$ 200,000
Beneficial conversion feature														75,000
Convertible promissory note issued July 16, 2014
Debt and Warrants
Interest rate (as a percent)											3.00%
Number of shares issued for notes converted | shares											26,785
Interest expense																										1,627
Exercise price (in dollars per share) | $ / shares											$ 5.60
Notes payable											$ 150,000
Interest payable on long-term debt																										3,711
Beneficial conversion feature											37,500
Short-term debt
Notes payable											$ 150,000
Convertible promissory note issued July 16, 2014 | Interest Expense.
Debt and Warrants
Amortization of debt discount																										17,857
Short-term debt
Amortization of debt discount																										17,857
Long-term debt
Amortization of debt discount																										17,857
Convertible note purchase agreement
Debt and Warrants
Gross aggregate proceeds								$ 650,000
Interest rate (as a percent)								12.00%
Interest expense																										28,210
Amortization of debt discount																										141,890
Number of warrants issued to purchase shares of common stock (in shares) | shares								58,035
Exercise price (in dollars per share) | $ / shares								$ 4.15											$ 5.60														$ 5.60
Interest payable on long-term debt																										30,132
Number of accredited investors | item								3
Aggregate principal amount issued to board member to which Series A preferred stock was sold								$ 250,000						$ 200,000
Beneficial conversion feature																										502,057
Term								3 years
Fair value of warrants								$ 147,943
Strike price (in dollars per share) | $ / shares								$ 4.59
Volatility (as a percent)								49.00%
Dividend yield (as a percent)								0.00%
Risk-free interest rate (as a percent)								1.10%
Short-term debt
Amortization of debt discount																										141,890
Long-term debt
Amortization of debt discount																										141,890
Convertible note purchase agreement | IPO
Debt and Warrants
Number of shares issued for notes converted | shares								116,070
Exercise price as a percentage of initial public offering price								80.00%			5.60%
Strike price (in dollars per share) | $ / shares																		$ 5.60
Convertible note purchase agreement | Interest Expense.
Debt and Warrants
Amortization of debt discount																										31,250
Beneficial conversion feature																										484,329
Short-term debt
Amortization of debt discount																										31,250
Long-term debt
Amortization of debt discount																										31,250
Line of credit and loan agreement
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares																					33,333
Exercise price (in dollars per share) | $ / shares																			$ 5.60		$ 6.40
Exercise price as a percentage of initial public offering price																					80.00%
Term																					2 years
Strike price (in dollars per share) | $ / shares																					$ 8.00
Volatility (as a percent)																					52.00%
Dividend yield (as a percent)																					0.00%
Risk-free interest rate (as a percent)																					0.52%
Drawdown amount																			$ 0
Line of credit and loan agreement | Maximum
Debt and Warrants
Stand-by line of credit																					$ 1,000,000
Loan and security agreement
Debt and Warrants
Interest rate (as a percent)																														9.90%
Amortization of debt discount																									64,142	27,798
Unamortized note discount		42,493														$ 134,433									42,493	106,635
Stand-by line of credit																8,000,000
Initial loan commitment																6,000,000
Proceeds required to be maintained in cash																$ 4,500,000
Additional borrowing capacity contingent on achievement of milestones						$ 2,000,000
Term of agreement																3 years
Effective interest rate																15.00%
Prior notification period required for pre-payment of principal and accrued interest (in days)																5 days
Repayment of loan from restricted cash				$ 1,500,000
Short-term debt
Unamortized note discount		(42,493)														$ (134,433)									(42,493)	(106,635)
Nominal interest																									457,448	224,400
Amortization of debt discount																									64,142	27,798
Deferred financing costs																									178,713	43,789
Total																									967,533	411,784
Future principal payments of debt
2017		2,032,048																							2,032,048
2018		1,479,246																							1,479,246
Total future principal payments		3,511,294																							3,511,294
2018 end-of-term-payment		560,000																							560,000
Total		4,071,294																							4,071,294
Less: unaccreted end-of-term payment at December 31, 2016		(176,974)																							(176,974)
Debt and unpaid accrued end-of-term payment		3,894,320																							3,894,320
Long-term debt
Debt and unpaid accrued end-of-term payment		3,894,320																							3,894,320	6,115,797
Unamortized note discount		(42,493)														$ (134,433)									(42,493)	(106,635)
Unamortized debt issuance costs		(114,626)																							(114,626)	(206,235)
Total		3,737,201																							3,737,201	5,802,927
Current portion of long-term debt		1,919,675																							1,919,675	1,707,899
Long-term debt, net of discount		$ 1,817,526																							1,817,526	4,095,028
End-of-term payment																										560,000
Nominal interest																									457,448	224,400
Amortization of debt discount																									64,142	27,798
Accretion of end-of-term payment																									267,230	115,797
Total																									$ 967,533	$ 411,784
Loan and security agreement | Forecast
Debt and Warrants
Balloon amount payable on August 1, 2018	$ 560,000
Loan and security agreement | Prepayment during the first twelve months member
Debt and Warrants
Prepayment charge during first twelve months of loan when a minimum cash balance is required as a percent of minimum cash balance																2.00%
Prepayment charge during first twelve months of loan when a minimum cash balance is required as a percent of difference between amount being prepaid and minimum cash balance																3.00%
Prepayment charge during first twelve months of loan when no minimum cash balance is required as a percent of amount being prepaid																3.00%
Loan and security agreement | Prepayment after the first twelve months member
Debt and Warrants
Prepayment charge as a percent of amount being prepaid																1.00%
Convertible promissory note issued to Serious Change II LP
Debt and Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares			120,000																												370,916
Strike price (in dollars per share) | $ / shares																															$ 0.51
Convertible promissory note issued to Serious Change II LP | Subsequent event
Debt and Warrants
Notes payable																											$ 150,000
Short-term debt
Notes payable																											$ 150,000